New York Life Insurance Company 1 Rockwood Road, Sleepy Hollow, NY 10591 (914) 846-3888 E-mail : laura_bramson@newyorklife.com www.newyorklife.com Laura M. Bramson Associate General Counsel

VIA EDGAR

November 19, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Corporate Sponsored Variable Universal Life
Separate Account – I
File No. 333-161336

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and the Corporate Sponsored Variable Universal Life Separate Account - I (“Separate Account”) that the supplement dated November 8, 2013 to the prospectus dated May 1, 2013, as amended, for CorpExec Accumulator Variable Universal Insurance that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 5 on Form N-6 which was filed electronically with the Commission on November 8, 2013.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura M. Bramson

Laura M. Bramson

Associate General Counsel